Income Taxes - Components of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 141,779	$ 20,274	¥ 85,450	¥ 81,055
Deferred income tax expense/(benefit)	2,763	395	(24,360)	(1,008)
Income tax expense	¥ 144,542	$ 20,669	¥ 61,090	¥ 80,047